Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Allowance for doubtful accounts	$ 3,819	$ 3,977	$ 4,689
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	148,271,000	148,271,000
Common stock, shares issued	153,560,000	109,951,000	109,979,000
Common stock, shares outstanding	52,935,000	9,141,000	8,788,000
Redeemable Common Stock [Member]
Mezzanine equity, par value	$ 0.01	$ 0.01	$ 0.01
Mezzanine equity, shares issued	0	38,320,000	38,292,000
Mezzanine equity, shares outstanding	0	38,320,000	38,292,000
Redeemable Convertible Preferred Stock [Member]
Mezzanine equity, par value	$ 0.01	$ 0.01	$ 0.01
Mezzanine equity, shares authorized	47,070,000	47,070,000	47,070,000
Mezzanine equity, shares issued	44,170,000	44,170,000	44,170,000
Mezzanine equity, shares outstanding	26,129,000	26,129,000	26,547,000